Consolidated shareholders’ equity - Summary of Currency Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	€ 68,681	€ 63,106	[1]	€ 59,056	[1]
Attributable to non-controlling interests	350	146	[1]	174	[1]
Total equity	69,031	63,252	[1]	59,230	[1]	€ 59,035
Reserve of exchange differences on translation
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	(865)	(3,384)		632
Attributable to non-controlling interests	(42)	(55)		(36)
Total equity	€ (907)	€ (3,439)		€ 596

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.